The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 48.4%
	AGGREGATE BOND — 6.5%
3,276	BlackRock Ultra Short-Term Bond ETF	$164,783
72,141	Fidelity Total Bond ETF	3,276,644
2,760	First Trust Enhanced Short Maturity ETF	163,972
		3,605,399
	BROAD BASED — 0.1%
3,046	Invesco DB Commodity Index Tracking Fund	69,144
	BROAD MARKET — 0.6%
2,503	Vanguard U.S. Momentum Factor ETF	303,475
	CONSUMER STAPLES — 0.6%
3,615	Fidelity MSCI Consumer Staples Index ETF	164,193
820	iShares U.S. Consumer Staples ETF	164,238
		328,431
	CONVERTIBLE — 1.6%
11,485	iShares Convertible Bond ETF	876,995
	CORPORATE — 20.2%
45,983	Franklin Senior Loan ETF	1,107,731
31,152	iShares 0-5 Year High Yield Corporate Bond ETF	1,291,250
33,761	iShares Inflation Hedged Corporate Bond ETF	870,696
28,823	SPDR Portfolio Intermediate Term Corporate Bond ETF	925,507
22,154	SPDR Portfolio Short Term Corporate Bond ETF	652,214
61,025	Vanguard Long-Term Corporate Bond ETF	4,789,852
33,761	Xtrackers Short Duration High Yield Bond ETF	1,467,145
		11,104,395
	EMERGING MARKETS — 0.5%
4,043	Columbia EM Core ex-China ETF	115,630
3,980	Invesco S&P Emerging Markets Low Volatility ETF	93,610
2,311	Vanguard FTSE Emerging Markets ETF	94,011
		303,251
	FIXED INCOME EMERGING MARKET — 6.4%
40,906	iShares JP Morgan EM Corporate Bond ETF	1,774,093
95,414	VanEck Emerging Markets High Yield Bond ETF	1,746,076
		3,520,169
	GLOBAL — 0.5%
2,675	SPDR Global Dow ETF	301,847
	GOVERNMENT LONG — 2.4%
71,801	Principal Active High Yield ETF	1,317,922

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 1.4%
4,806	Cambria Foreign Shareholder Yield ETF	$115,392
2,449	iShares International Small-Cap Equity Factor ETF	75,552
3,320	Schwab Fundamental International Large Co. Index ETF	107,203
3,948	SPDR Portfolio Developed World ex-US ETF	128,468
2,897	Vanguard FTSE Developed Markets ETF	133,783
5,442	WisdomTree Global ex-US Quality Dividend Growth Fund	194,932
		755,330
	LARGE-CAP — 4.1%
635	Invesco QQQ Trust Series 1	234,582
3,108	Invesco S&P 500 GARP ETF	282,144
3,334	Schwab Fundamental U.S. Large Co. Index ETF	191,938
2,835	Schwab U.S. Dividend Equity ETF	205,878
5,982	Schwab U.S. Large-Cap Growth ETF	448,351
6,359	SPDR Russell 1000 Yield Focus ETF	605,949
2,015	Vanguard Value ETF - Class A	286,331
		2,255,173
	MID-CAP — 1.6%
1,927	Invesco S&P MidCap 400 Pure Value ETF	199,271
3,766	Invesco S&P MidCap Momentum ETF	299,472
1,541	iShares Core S&P Mid-Cap ETF	402,941
		901,684
	PRECIOUS METALS — 0.4%
5,233	abrdn Physical Silver Shares ETF*	114,341
2,366	iShares Gold Trust*	86,099
		200,440
	SMALL-CAP — 1.4%
5,470	Dimensional U.S. Small Cap ETF	299,756
4,220	Invesco S&P SmallCap Momentum ETF	204,604
6,509	JPMorgan Diversified Return U.S. Small Cap Equity ETF	266,608
		770,968
	THEMATIC — 0.1%
1,990	Global X U.S. Infrastructure Development ETF	62,546
	Total Exchange-Traded Funds
	(Cost $26,541,556)	26,677,169
	MUTUAL FUNDS — 50.3%
	AGGREGATE BOND — 15.9%
151,086	Allspring Core Plus Bond Fund - Class R6	1,693,672
275,781	Bond Fund of America - Class F-3	3,127,357
28,344	Federated Hermes Total Return Bond Fund - Class R6	267,849
23,976	John Hancock Bond Trust - Class R6	322,001

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
186,878	Vanguard Core Bond Fund - Admiral Shares	$3,350,726
		8,761,605
	BANK LOANS — 1.9%
113,184	Fidelity Advisor Floating Rate High Income Fund	1,037,898
	BLEND BROAD MARKET — 0.4%
7,409	DFA U.S. Core Equity 1 Portfolio - Class Institutional	248,439
	BLEND LARGE CAP — 0.9%
7,389	DFA U.S. Large Co. Portfolio - Class Institutional	224,104
1,807	Fidelity 500 Index Fund - Class Institutional Premium	280,027
		504,131
	BLEND MID CAP — 0.7%
12,254	Vanguard Strategic Equity Fund - Class Investor	410,765
	EMERGING MARKET STOCK — 0.2%
1,754	New World Fund, Inc. - Class F-3	130,423
	EMERGING MARKETS BOND — 3.2%
78,097	Vanguard Emerging Markets Bond Fund - Class Admiral	1,742,353
	FOREIGN AGGREGATE BOND — 9.1%
53,315	DFA Short Duration Real Return Portfolio - Class Institutional	549,144
426,150	Dodge & Cox Global Bond Fund - Class I	4,478,836
		5,027,980
	FOREIGN BLEND — 1.7%
3,951	DFA International Small Co. Portfolio - Class Institutional	72,619
25,533	Dimensional Global Equity Portfolio - Class Institutional	742,762
4,655	Rainier International Discovery Series - Class Z	105,485
		920,866
	FOREIGN VALUE — 0.7%
4,979	DFA International Value Portfolio - Class Institutional	95,553
20,132	Dodge & Cox Global Stock Fund - Class I	281,640
		377,193
	GENERAL CORPORATE BOND — 1.9%
110,442	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,029,323
	GOVERNMENT LONG — 8.4%
512,683	Vanguard Long-Term Treasury Fund - Class Admiral	4,609,019

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 1.0%
9,970	New Perspective Fund - Class R-6	$553,319
	GROWTH LARGE CAP — 0.6%
7,135	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	341,002
	GROWTH SMALL CAP — 0.4%
2,049	Vanguard Explorer Fund - Class Admiral	199,626
	HIGH YIELD BOND — 2.4%
143,601	American High-Income Trust - Class F-3	1,313,951
	VALUE LARGE CAP — 0.5%
4,233	Vanguard Windsor Fund - Class Admiral	304,971
	VALUE MID CAP — 0.4%
7,937	DFA U.S. Targeted Value Portfolio - Class Institutional	227,709
	Total Mutual Funds
	(Cost $28,516,041)	27,740,573
	MONEY MARKET FUNDS — 1.2%
150,523	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	150,523
496,520	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.95%[1]	496,520
	Money Market Funds
	(Cost $647,043)	647,043
	TOTAL INVESTMENTS — 99.9%
	(Cost $55,704,640)	55,064,785
	Other Assets in Excess of Liabilities — 0.1%	41,725
	TOTAL NET ASSETS — 100.0%	$55,106,510

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2023.